SUBSEQUENT EVENTS (Details) - Subsequent Event - CNY (¥) ¥ in Millions	3 Months Ended
	Mar. 31, 2020	Feb. 29, 2020
SUBSEQUENT EVENTS
Purchase price		¥ 1,000.0
First installment payment	¥ 516.0